DREYFUS STOCK INDEX FUND
LETTER TO SHAREHOLDERS
Dear Shareholder:
    We are pleased to provide you with this semi-annual report for the Dreyfus Stock Index Fund. In line with its investment goals, Dreyfus Stock Index Fund closely mirrored the outstanding results of the Standard & Poor's 500 Composite Stock Price Index for the six-month reporting period ended June 30, 1997. Over this period your Fund produced a total return of 20.44%,* which compares with a total return of 20.60% for the Standard & Poor's 500 Composite Stock Price Index over the same period.**
    During the last six months, large capitalization equities, as represented by the S&P 500 Index, provided performance that was significantly better than both mid-cap and small-cap equities. During the same period, the Standard & Poor's 400 MidCap Index had a total return of 13.04% while the Russell 2000 Index, made up of small-cap stocks, earned a total return of 10.20%.*** ECONOMIC REVIEW
    Since ending its 1995 mid-cycle slowdown, the economy has sustained an above-trend growth trajectory, slowing only briefly in the third quarter of 1996 and again in recent months. Meanwhile, the level of economic activity is now at the point where economic resources are near full deployment. Yet price inflation remains quiescent, boosting the purchasing power of incomes and contributing to the best sense of economic well-being in decades. In this environment, economic policy has been benign, allowing market interest rates to sway within an eighteen-month trading range and corporate profits to rise steadily. However, even while the jury is out on the inflation risks ahead, the Federal Reserve Board (the "Fed") has again indicated a one-way bias towards tighter future policy.
    The Real Gross Domestic Product grew an above-trend 3.1% from year-end 1995 to year-end 1996, then accelerated to more than 4.0% in the first half of this year. However, this year's pattern shows growth concentrated in the first quarter, when GDP surged 5.9%, while a slowdown to near 2.5% is apparent in the second quarter. The slower near-term growth is attributable to a lackluster retail sector, even though exports and capital spending are gaining. A key issue is whether the absence of pent-up demand could lead to a sluggish consumer profile and, hence, a slow GDP growth from here on. Indeed, factors that could underpin a resumption of stronger spending are rising: real consumer purchasing power, soaring household wealth and all-time highs in consumer confidence. Additionally, inventories remain lean, muting the prospect of yet slower economic growth.
    Alongside evidence of a slower retail sector in the second quarter are reports showing that unemployment fell below 5% and industrial capacity utilization tightened towards its 1994 highs. With these developments, the economy now is operating at a high level with little slack. Yet wage inflation abated in the second quarter while price inflation continued to decelerate. The absence of any troublesome sign of inflation has kept market interest rates in a long-standing trading range. Even corporate profits continue to surprise on the upside.
    Views on the need to tighten monetary policy are divergent. There are those who believe that inflation pressure points are just different than in the past and others who believe the inflation cycle has been eliminated by global factors and technology. However, by leaning towards tighter future policy, the Fed is at least willing to err on the cautious side in the next several months.
MARKET OVERVIEW
    It doesn't get much better than the performance of common stocks for the first half of 1997. When the closing bell rang on June 30, the Standard & Poor's 500 showed a six-month gain of 20.60%, the Dow Jones Industrial Average was up 20.12%, the Nasdaq Composite Index had gained 11.70% and even small capitalization stocks represented by the Russell 2000 Index were up by 10.20%.

    All these major indexes set new records repeatedly during the half-year. However, it wasn't clear sailing, and not all sectors profited equally. As recently as April, just after the Fed voted its latest increase in interest rates, broad stock averages were only modestly ahead for the year. Technology and small-cap stocks were lagging the larger, better-known issues.
    A turnaround began in mid-April that carried all markets to new highs. The main propellant was the expanding yet noninflationary economy. At the same time, corporate profits, generally speaking, showed continued strength. Clearly, all the hard work of corporate reorganization and down-sizing in recent years was paying off. Before each scheduled meeting of the Federal Reserve, there was apprehension that interest rates might be boosted again. Yet the underlying tone of the market was one of confidence and strength. No doubt the steady influx of retirement money and other assets into mutual funds was an important factor in the market's buoyancy.
    The best performing industries in the past six months included financial stocks, pharmaceuticals, semiconductor and computer shares and communications. Laggards included casino gambling, heavy construction, precious metals and electric utilities.
    As the market averages advanced, an increasing number of warnings were being issued to the investing public to remember that what goes up might come down _ that many stocks appeared richly priced in relation to earnings prospects. In day-to-day stock trading, however, there was little evidence by the end of June that the cautionary advice was affecting stock prices.
    We appreciate your investment in this Fund and your continued confidence in The Dreyfus Corporation.
                              Sincerely,

                          [Steven A. Falci, CFA signature logo]

                              Steven A. Falci, CFA
                              Portfolio Manager
July 17, 1997
New York, N.Y.

*  Total return includes reinvestment of dividends and any capital gains paid.
**SOURCE: LIPPER ANALYTICAL SERVICES, INC. _ Reflects the reinvestment of income dividends and, where applicable, capital gain distributions. The Standard & Poor's 500 Composite Stock Price Index is a widely accepted unmanaged index of U.S. stock market performance.
***    SOURCE: LIPPER ANALYTICAL SERVICES, INC. _ Reflects the reinvestment of income dividends and, where applicable, capital gain distributions. The Standard & Poor's 400 MidCap Index is a broad-based index of 400 companies and is a widely accepted, unmanaged index of medium-cap stock market performance. The Russell 2000 Index is a widely accepted unmanaged index of small-cap stock performance.

DREYFUS STOCK INDEX FUND
STATEMENT OF INVESTMENTS                          JUNE 30, 1997 (UNAUDITED)
          Shares          COMMON STOCKS_95.1%                         Value
         _______                                                     _______
                         Basic Industries_6.0%
          21,800         Air Products & Chemicals                $ 1,771,250
           8,100         Armstrong World Industries                  594,337
          14,500         Ashland                                     672,437
          20,400         Avery Dennison                              818,550
           6,000         Ball                                        180,375
          10,200         Bemis                                       441,150
           9,500         Boise Cascade                               335,468
           5,600         Centex                                      227,500
          18,700         Champion International                    1,033,175
          25,100         Crown Cork & Seal                         1,341,281
          45,700         Dow Chemical                              3,981,612
         220,000         duPont (E.I.) de Nemours
                           & Co                                   13,832,500
          15,200         Eastman Chemical                            965,200
          28,100         Engelhard                                   588,343
           7,300 (a)     FMC                                         579,893
          16,400         Fluor                                       905,075
           7,900         Foster Wheeler                              319,950
          17,900         Georgia Pacific                           1,528,212
          10,500         Goodrich (B.F.)                             454,781
          14,200         Grace (W.R.)                                782,775
          11,800         Great Lakes Chemical                        618,025
          20,000         Hercules                                    957,500
          58,700         International Paper                       2,850,618
          16,800         James River                                 621,600
           7,600         Kaufman & Broad Home                        133,475
         110,400         Kimberly-Clark                            5,492,400
          21,300         Louisiana Pacific                           449,962
          31,400         Masco                                     1,310,950
          10,200         Mead                                        634,950
         114,944         Monsanto                                  4,949,776
          27,800         Morton International                        839,212
          13,200         Nalco Chemical                              509,850
          64,300         Occidental Petroleum                      1,611,518
           5,600         Potlach                                     253,400
          30,600         Praxair                                   1,713,600
         132,800         Procter & Gamble                         18,758,000
          12,500         Rohm & Haas                               1,125,781
          33,600         Sherwin-Williams                          1,037,400
          19,500         Sigma-Aldrich                               683,718
          19,400         Stone Container                             277,662
          10,800         Temple-Inland                               583,200
          33,400         Tenneco                                   1,509,262
          13,600         Union Camp                                  680,000
          24,900         Union Carbide                             1,171,856
          19,900         Westvaco                                    625,606
          38,800         Weyerhaeuser                              2,017,600
          10,800         Willamette Industries                       756,000
                                                                ____________
                                                                  83,526,785

          Shares          COMMON STOCKS (continued)                  Value
         _______                                                     _______
                         Capital Goods_ 22.7%
          42,900         AMP                               $       1,791,075
          14,000         Adobe Systems                               490,875
          27,400 (a)     Advanced Micro Devices                      986,400
           5,500         Aeroquip-Vickers                            259,875
          34,032         Allegheny Teledyne                          918,864
          55,300         AlliedSignal                              4,645,200
          23,700 (a)     Amdahl                                      207,375
          17,750         Andrew                                      499,218
          24,400         Apple Computer                              347,700
          35,400 (a)     Applied Materials                         2,506,762
           9,300         Autodesk                                    356,306
          57,100         Automatic Data Processing                 2,683,700
          38,600 (a)     Bay Networks                              1,025,312
         140,094         Boeing                                    7,433,737
           5,100         Briggs & Stratton                           255,000
          41,600         Browning-Ferris Industries                1,383,200
          52,900 (a)     COMPAQ Computer                           5,250,325
          79,750 (a)     CUC International                         2,058,546
          30,500 (a)     Cabletron Systems                           863,531
          14,300         Case                                        984,912
          37,400         Caterpillar                               4,015,825
          15,700 (a)     Ceridian                                    663,325
           7,800         Cincinnati Milacron                         202,312
         130,100 (a)     Cisco Systems                             8,732,962
          33,300         Cognizant                                 1,348,650
          70,950         Computer Associates
                           International                           3,951,028
          15,000 (a)     Computer Sciences.                        1,081,875
          23,100         Cooper Industries                         1,149,225
           8,950         Crane                                       374,221
           7,700         Cummins Engine                              543,331
          22,900 (a)     DSC Communications                          509,525
           7,800 (a)     Data General                                202,800
          50,000         Deere & Co                                2,743,750
          32,700 (a)     Dell Computer                             3,840,206
          16,100         Deluxe                                      549,412
          30,700 (a)     Digital Equipment                         1,087,931
          22,000         Dover                                     1,353,000
          18,900         Dow Jones & Co                              759,543
          34,400         Dresser Industries                        1,281,400
          33,300         Dun & Bradstreet                            874,125
           9,300         EG&G                                        209,250
          48,000 (a)     EMC                                       1,872,000
          15,100         Eaton                                     1,318,418
          87,400         Emerson Electric                          4,812,462
          87,500         First Data                                3,844,531
          12,300         General Dynamics                            922,500
         643,600         General Electric                        42,075,350
           9,700         General Signal                             423,162

DREYFUS STOCK INDEX FUND
STATEMENT OF INVESTMENTS (CONTINUED)              JUNE 30, 1997 (UNAUDITED)
         Shares          COMMON STOCKS (continued)                   Value
         _______                                                    ________
                        Capital Goods (continued)
          35,250         Genuine Parts                        $   1,194,093
           6,500         Giddings & Lewis                           135,687
          10,400         Grainger (W.W.)                            813,150
           9,600         Harnischfeger Industries                   398,400
           7,600         Harris                                     638,400
         198,200         Hewlett-Packard                         11,099,200
          24,800         Honeywell                                1,881,700
          23,100         ITT Industries                             594,825
          26,300         Ikon Office Solutions                      655,856
          48,400         Illinois Tool Works                      2,416,975
          21,400         Ingersoll-Rand                           1,321,450
         160,400         Intel                                   22,746,725
           9,300 (a)     Intergraph                                  79,050
         194,700         International
                           Business Machines                     17,559,506
          15,800         Interpublic Group Cos                      968,737
          16,300         Johnson Controls                           669,318
          27,400 (a)     LSI Logic                                  876,800
          37,700         Lockheed Martin                          3,904,306
         124,698         Lucent Technologies                      8,986,049
          10,700         McDermott International                    312,306
          41,500         McDonnell Douglas                        2,842,750
          41,000         Micron Technology                        1,637,437
         235,200 (a)     Microsoft                               29,723,400
          81,700         Minnesota Mining &
                           Manufacturing                          8,333,400
         115,900         Motorola                                 8,808,400
          27,300         National Semiconductor                     836,062
           8,900         National Service Industries                433,318
          50,500         Northern
                         Telecommunications                       4,595,500
          11,300         Northrop Grumman                           992,281
          67,600 (a)     Novell                                     468,975
         128,100 (a)     Oracle                                   6,453,037
          10,200         Owens-Corning                              439,875
          35,800         PPG Industries                           2,080,875
          24,601         Pall                                       571,973
          24,900         Parametric Technology                    1,059,806
          14,500         Parker-Hannifin                            879,968
           8,500         Perkin-Elmer                               676,281
          29,000         Pitney Bowes                             2,015,500
           8,700         Raychem                                    647,062
          46,100         Raytheon                                 2,351,100
          42,800         Rockwell International                   2,525,200
          14,800         Ryder System                               488,400
          11,400         Safety-Kleen                               192,375
          15,100         Scientific-Atlanta                         330,312
          48,300 (a)     Seagate Technology                       1,699,556
          Shares          COMMON STOCKS (continued)                  Value
         _______                                                     _______
                         Capital Goods (continued)
          46,100         Service Corp. International      $       1,515,537
           4,600         Shared Medical Systems                     248,400
          34,500 (a)       Silicon Graphics                         517,500
          11,950         Snap-On                                    470,531
          17,400         Stanley Works                              696,000
          71,900 (a)     Sun Microsystems                         2,676,028
          64,900 (a)     3COM                                     2,920,500
          23,200 (a)     Tandem Computers                           469,800
           6,500         Tektronix                                  390,000
          35,000 (a)     Tellabs                                  1,955,625
          37,200         Texas Instruments                        3,127,125
          32,300         Textron                                  2,143,912
          29,200         Thermo Electron                            992,800
          10,400         Thomas & Betts                             546,650
          12,200         Timken                                     433,862
          32,600         Tyco International                       2,267,737
          34,200 (a)     Unisys                                     260,775
          46,400         United Technologies                      3,851,200
          88,500         Waste Management                         2,843,062
          63,400         Xerox                                    5,000,675
                                                                ____________
                                                                317,353,127
                                                                ____________
                         Consumer Cyclical_11.0%
          49,100         Albertson's                              1,792,150
          14,600         American Greetings, Cl. A                  542,025
          28,500         American Stores                          1,407,187
          29,400         AutoZone                                   692,737
          24,000         Becton, Dickinson & Co                   1,215,000
          18,400         Black & Decker                             684,250
          19,200         Brunswick                                  600,000
          32,500         CVS                                      1,665,625
          20,600 (a)     Charming Shoppes                           107,506
         137,300         Chrysler                                 4,505,156
          19,200         Circuit City Stores                        682,800
          63,800         Comcast, Cl. A                           1,363,725
          15,500         Cooper Tire and Rubber                     341,000
          41,000         Costco Cos                               1,347,875
          19,900         Dana                                       756,200
          29,900         Darden Restaurants                         270,968
          42,400         Dayton Hudson                            2,255,150
          22,200         Dillard's, Cl. A                           768,675
         132,000         Disney (Walt)                           10,593,000
          29,500         Donnelley (R.R.) & Sons                  1,080,437
          12,200         Echlin                                     439,200
          40,600 (a)     Federated Department Stores              1,410,850
           7,000         Fleetwood Enterprises                      208,687
           7,400         Fleming Cos                                133,200
         231,700         Ford Motor                               8,746,675

DREYFUS STOCK INDEX FUND
STATEMENT OF INVESTMENTS (CONTINUED)              JUNE 30, 1997 (UNAUDITED)
         Shares          COMMON STOCKS (continued)                   Value
         _______                                                    ________
                         Consumer Cyclical (continued)
          15,000 (a)     Fruit of the Loom, Cl. A              $    465,000
          27,600         Gannett                                  2,725,500
          54,600         Gap                                      2,122,575
          26,800 (a)     General Instrument                         670,000
         143,000         General Motors                           7,963,312
          11,700         Giant Food, Cl. A                          381,712
          30,400         Goodyear Tire & Rubber                   1,924,700
           7,500         Great Atlantic & Pacific                   203,906
          20,300         H&R Block                                  654,675
          30,800 (a)     HFS                                      1,786,400
          13,900         Harcourt General                           661,987
           6,000         Harland (John H.)                          136,875
          20,100 (a)     Harrah's Entertainment                     366,825
          25,250         Hasbro                                     716,468
          48,300         Hilton Hotel                             1,282,968
          93,900         Home Depot                               6,473,231
          22,700 (a)     ITT                                      1,386,118
           7,600         Jostens                                    203,300
          94,700         K mart                                   1,160,075
           7,300 (a)     King World Productions                     255,500
          18,300         Knight-Ridder                              897,843
          49,300 (a)     Kroger                                   1,429,700
          53,000         Limited                                  1,073,250
          14,000         Liz Claiborne                              652,750
           7,600         Longs Drug Stores                          199,025
          33,800         Lowes                                    1,254,825
          25,000         Marriott International                   1,534,375
          56,500         Mattel                                   1,913,937
          47,900         May Department Stores                    2,263,275
          19,600         Maytag                                     512,050
         136,400         McDonald's                               6,589,825
          19,400         McGraw-Hill Cos                          1,140,962
           7,200         Mercantile Stores                          453,150
          10,500         Meredith                                   304,500
          17,200         Moore                                      338,625
           1,633         NACCO Industries, Cl. A                     92,162
          56,400         NIKE, Cl. B                              3,292,350
          14,300 (a)     Navistar International                     246,675
          18,900         New York Times, Cl. A                      935,550
          15,700         Nordstrom                                  770,281
          15,200         PACCAR                                     705,850
          48,300         Penney (J.C.)                            2,520,656
          11,800         Pep Boys-Manny,
                           Moe & Jack                               401,937
          10,900         Reebok International                       509,575
          24,000         Rite Aid                                 1,197,000
           7,100         Russell                                    210,337
          76,500         Sears, Roebuck & Co                      4,111,875

          Shares          COMMON STOCKS (continued)                  Value
         _______                                                     _______
                         Consumer Cyclical (continued)
           3,900         Springs Industries                      $  205,725
           9,700         Stride Rite                                124,887
          13,100         Supervalu                                  451,950
          34,500         Sysco                                    1,259,250
          30,400         TJX                                        801,800
          24,800         TRW                                      1,408,950
          11,400         Tandy                                      638,400
         129,800 (a)     Tele-Communications, Cl. A               1,930,775
         111,100         Time Warner                              5,360,575
          18,300         Times Mirror, Cl. A                      1,011,075
          56,800 (a)     Toys R Us                                1,988,000
          24,100         Tribune                                  1,158,306
          12,500         V.F                                      1,064,062
          69,201 (a)     Viacom, Cl. B                            2,076,030
         444,200         Wal-Mart Stores                         15,019,512
          48,100         Walgreen                                 2,579,362
          25,300         Wendy's International                      656,218
         124,200         Westinghouse Electric                    2,872,125
          14,500         Whirlpool                                  791,156
          29,300         Winn-Dixie Stores                        1,091,425
        26,200 (a)       Woolworth                                  628,800
                                                                ____________
                                                                153,821,928
                                                                ____________
                         Consumer Staples_11.6%
          10,900         Alberto-Culver, Cl. B                      305,200
          97,600         Anheuser-Busch Cos                       4,093,100
         106,151         Archer Daniels Midland                   2,494,548
          26,000         Avon Products                            1,834,625
          13,500         Brown-Forman, Cl. B                        658,968
          28,100         CPC International                        2,593,981
          91,300         Campbell Soup                            4,565,000
          10,100         Clorox                                   1,333,200
         486,300         Coca-Cola                               32,825,250
          57,400         Colgate-Palmolive                        3,745,350
          46,900         ConAgra                                  3,007,462
           7,400         Coors (Adolph), Cl. B                      197,025
          44,700         Corning                                  2,486,437
          65,100         Eastman Kodak                            4,996,425
          12,600         Ecolab                                     601,650
          33,300         Fortune Brands                           1,242,506
          31,600         General Mills                            2,057,950
         108,400         Gillette                                10,270,900
          72,000         Heinz (H.J.)                             3,321,000
          30,000         Hershey Foods                            1,659,375
          21,600         International Flavors
                            & Fragrances                          1,090,800
         260,300         Johnson & Johnson                       16,756,812
          41,200         Kellogg                                  3,527,750

DREYFUS STOCK INDEX FUND
STATEMENT OF INVESTMENTS (CONTINUED)              JUNE 30, 1997 (UNAUDITED)
         Shares          COMMON STOCKS (continued)                   Value
         _______                                                    ________
                         Consumer Staples (continued)
          31,000         Newell                           $       1,228,375
         303,700         PepsiCo                                 11,407,731
         477,600         Philip Morris Cos                       21,193,500
          16,100         Pioneer Hi-Bred International            1,288,000
           8,900         Polaroid                                   493,950
          26,600         Quaker Oats                              1,193,675
          20,800         Ralston-Ralston Purina Group             1,709,500
          29,300         Rubbermaid                                 871,675
          94,000         Sara Lee                                 3,912,750
          72,500         Seagram                                  2,918,125
          12,200         Tupperware                                 445,300
          36,400         UST                                      1,010,100
          31,300         Unilever, NV                             6,823,400
          20,300         Whitman                                    513,843
          22,700         Wrigley, (Wm) Jr                         1,520,900
                                                                ____________
                                                                162,196,138
                                                                ____________
                         Energy_8.8%
          18,200         Amerada Hess                             1,011,237
          97,200         Amoco                                    8,450,325
          63,000         Atlantic Richfield                       4,441,500
          28,400         Baker Hughes                             1,098,725
          24,400         Burlington Resources                     1,076,650
         127,500         Chevron                                  9,427,031
          20,600         Coastal                                  1,095,662
          10,800         Columbia Gas System                        704,700
          18,500         Consolidated Natural Gas                   995,531
           4,000         Eastern Enterprises                        138,750
          49,700         Enron                                    2,028,381
          13,600         Enserch                                    302,600
         485,400         Exxon                                   29,852,190
          24,500         Halliburton                              1,941,625
           4,920         Helmerich & Payne                          283,515
           9,500         Kerr-McGee                                 602,062
           6,700         Louisiana Land & Exploration               382,737
         154,000         Mobil                                   10,760,750
           9,700         Nicor                                      347,987
          26,800         Noram Energy                               408,700
           5,300         Oneok                                      170,593
          20,500 (a)     Oryx Energy                                433,062
          16,600         Pacific Enterprises                        558,175
           9,100         Pennzoil                                   698,425
           6,800         Peoples Energy                             254,575
          51,400         Phillips Petroleum                       2,248,750
          16,700 (a)     Rowan Cos                                  470,731
         419,200         Royal Dutch Petroleum                   22,794,000
          19,500 (a)     Santa Fe Energy Resources                  286,406
          48,100            Schlumberger                          6,012,500
                         Energy (continued)
          16,900         Sonat                          $           866,125
          14,300         Sun                                        443,300
          51,700         Texaco                                   5,622,375
          48,844         Union Pacific
                         Resources Group                          1,214,994
          48,900         Unocal                                   1,897,931
          56,200         USX-Marathon Group                       1,622,775
          10,500 (a)     Western Atlas                              769,125
          30,700         Williams Cos                             1,343,125
                                                                ____________
                                                                123,057,625
                                                                ____________
                         Health Care_9.6%
          16,500 (a)     ALZA                                      478,500
         151,800         Abbott Laboratories                    10,132,650
          12,800         Allergan                                  407,200
         126,200         American Home Products                  9,654,300
          51,700 (a)     Amgen                                   3,005,062
          11,100         Bard (C.R.)                               403,068
          10,900         Bausch & Lomb                             513,662
          53,300         Baxter International                    2,784,925
          19,400 (a)     Beverly Enterprises                       315,250
          22,400 (a)     Biomet                                    417,200
          37,900 (a)     Boston Scientific.                      2,328,481
         195,800         Bristol-Myers Squibb                   15,859,800
          21,300         Cardinal Health                         1,219,425
         131,250         Columbia/HCA Healthcare                 5,159,765
          14,500         Guidant                                 1,232,500
          63,200         HEALTHSOUTH                             1,576,050
          31,800 (a)     Humana                                    735,375
         108,900         Lilly (Eli)                            11,904,131
          14,500         Mallinckrodt Group                        551,000
          12,300         Manor Care                                401,287
          46,900         Medtronic                               3,798,900
         236,700         Merck & Co                             24,498,450
           8,500         Millipore                                 374,000
         126,000         Pfizer                                 15,057,000
          99,300         Pharmacia & Upjohn                      3,450,675
         144,400         Schering-Plough                         6,913,150
          17,900 (a)     St. Jude Medical                          698,100
          58,900 (a)     Tenet Healthcare                        1,741,231
          14,300          U.S. Surgical                            532,675
          36,000          United Healthcare                      1,872,000
          53,000          Warner-Lambert                         6,585,250
                                                                ____________
                                                               134,601,062
                                                                ____________
                         Interest Sensitive_14.8%
          29,499         Aetna                                   3,019,960
          20,600         Ahmanson (H.F.) & Co                      885,800
          86,900         Allstate                                6,343,700

DREYFUS STOCK INDEX FUND
STATEMENT OF INVESTMENTS (CONTINUED)              JUNE 30, 1997 (UNAUDITED)
         Shares          COMMON STOCKS (continued)                   Value
         _______                                                    ________
                         Interest Sensitive (continued)
          92,600         American Express                $       6,898,700
          47,216         American General                        2,254,564
          91,800         American
                           International Group                   13,712,625
          31,750         Aon                                      1,643,062
          29,900         BANKBOSTON                               2,154,668
         112,000         Banc One                                 5,425,000
          76,700         Bank of New York                         3,336,450
         140,200         BankAmerica                              9,051,662
          15,100         Bankers Trust New York                   1,313,700
          38,800         Barnett Banks                            2,037,000
          10,600         Beneficial                                 753,262
          14,700         CIGNA                                    2,609,250
          90,500         Citicorp                                10,910,906
          85,800         Chase Manhattan                          8,327,962
          34,000         Chubb                                    2,273,750
          21,000         Comerica                                 1,428,000
          37,300         Conseco                                  1,380,100
          40,300         CoreStates Financial                     2,166,125
          21,000         Countrywide
                          Credit Industries                         654,937
          28,500         Equifax                                  1,059,843
         208,000         Fannie Mae                               9,074,000
         139,800         Federal Home
                            Loan Mortgage                         4,805,625
          20,700         Fifth Third Bancorp                      1,698,693
          26,300         First Bank Systems                       2,245,362
          62,300         First Chicago NBD                        3,769,150
          55,500         First Union                              5,133,750
          51,300         Fleet Financial Group                    3,244,725
          16,100         General Re                               2,930,200
          11,200         Golden West Financial                      784,000
          26,900         Great Western Financial                  1,445,875
          26,900         Green Tree Financial                       958,312
          23,000         Hartford Financial
                           Services Group                         1,903,250
          20,900         Household International                  2,454,443
          13,800         Jefferson Pilot                            964,275
          44,100         Keycorp                                  2,464,087
          20,400         Lincoln National                         1,313,250
          22,500         Loews                                    2,252,812
           8,400         MBIA                                       947,625
          65,350         MBNA                                     2,393,443
          23,000         MGIC Investment                          1,102,562
          32,000         Marsh & McLennan                         2,284,000
          50,600         Mellon Bank                              2,283,325

          Shares         COMMON STOCKS (continued)                   Value
         _______                                                     _______
                         Interest Sensitive (continued)
          64,400         Merrill Lynch & Co                 $     3,839,850
          36,200         Morgan (J.P.) & Co                       3,778,375
         111,967         Morgan Stanley, Dean Witter,
                             Discover and Co.                     4,821,578
          43,600         National City                            2,289,000
         142,790         NationsBank                              9,209,955
          72,400         Norwest                                  4,072,500
          65,600         PNC Bank                                 2,730,600
          18,300         Providian Financial                        587,887
           4,100         Pulte                                      141,706
          10,800         Republic New York                        1,161,000
          24,600         Safeco                                   1,148,512
          21,300         Salomon                                  1,184,812
          34,200         Schwab (Charles)                         1,391,512
          16,200         St. Paul Cos                             1,235,250
          43,600         SunTrust Banks                           2,400,725
          13,800         Torchmark                                  983,250
          12,900         Transamerica                             1,206,956
         124,866         Travelers Group                          7,874,362
          21,600         USF&G                                      518,400
          29,500         U.S. Bancorp                             1,891,687
          27,200         UNUM                                     1,142,400
          32,300         Wachovia                                 1,883,493
          17,500         Wells Fargo                              4,716,250
                                                                ____________
                                                                206,303,850
                                                                ____________
                         Mining and Metals_1.1%
          20,800 (a)     ARMCO                                       80,600
           8,400         ASARCO                                     257,250
          44,200         Alcan Aluminium                          1,533,187
          33,900         Aluminum Co. of America                  2,555,212
          73,300         Barrick Gold                             1,612,600
          43,900         Battle Mountain Gold                       249,681
          21,800 (a)     Bethlehem Steel                            227,537
          18,200         Cyprus Amax Minerals                       445,900
          27,200         Echo Bay Mines                             156,400
          39,100         Freeport-McMoRan
                             Copper, Cl. B                        1,216,987
          28,700         Homestake Mining                           374,893
          32,900         Inco                                       989,056
           9,600         Inland Steel Industries                    250,800
          30,519         Newmont Mining                           1,190,241
          17,100         Nucor                                      966,150
          12,700         Phelps Dodge                             1,081,881
          46,800         Placer Dome                                766,350
          14,200         Reynolds Metals                          1,011,750


DREYFUS STOCK INDEX FUND
STATEMENT OF INVESTMENTS (CONTINUED)              JUNE 30, 1997 (UNAUDITED)
         Shares          COMMON STOCKS (continued)                   Value
         _______                                                    ________
                         Mining and Metals (continued)
          16,600         USX-U.S. Steel                        $    582,037
          18,900         Worthington Industries                     346,106
                                                                ____________
                                                                 15,894,618
                                                                ____________
                        Transportation_1.2%
          17,800 (a)     AMR                                      1,646,500
          29,900         Burlington Northern
                             Santa Fe                             2,687,262
          42,400         CSX                                      2,353,200
           7,700         Caliber System                             286,825
          14,300         Delta Air Lines                          1,172,600
          22,300 (a)     Federal Express                          1,287,825
          61,400         Laidlaw, Cl. B                             848,087
          24,500         Norfolk Southern                         2,468,375
          28,300         Southwest Airlines                         732,262
          15,400 (a)     USAir Group                                539,000
          47,800         Union Pacific                            3,369,900
                                                                ____________
                                                                 17,391,836
                                                                ____________
                         Utilities_8.3%
         316,700         AT&T                                    11,104,293
          36,600         ALLTEL                                   1,223,812
          98,000 (a)     Airtouch Communications                  2,682,750
          36,600         American Electric Power                  1,537,200
         107,400         Ameritech                                7,296,487
          28,800         Baltimore Gas & Electric                   768,600
          85,600         Bell Atlantic                            6,494,900
         193,700         BellSouth                                8,982,837
          30,800         CINergy                                  1,072,225
          29,600         Carolina Power & Light                   1,061,900
          41,200         Central & Southwest                        875,500
          45,900         Consolidated Edison                      1,351,181
          28,400         DTE Energy                                 784,550
          36,000         Dominion Resources                       1,318,500
          70,209         Duke Power                               3,365,643
          84,700         Edison International                     2,106,912
          46,400         Entergy                                  1,270,200
          35,800         FPL Group                                1,649,037
          32,000         Frontier                                   638,000
          23,600         GPU                                        846,650
         188,000         GTE                                      8,248,500
          45,800         Houston Industries                         981,837
         133,900         MCI Communications                       5,125,859

          Shares         COMMON STOCKS (continued)                   Value
         _______                                                     _______
                         Utilities (continued)
          86,000         NYNEX                                 $  4,955,750
          28,200         Niagara Mohawk Power                       241,462
          13,500         Northern States Power                      698,625
          29,800         Ohio Edison                                650,012
          80,600         PG&E                                     1,954,550
          31,700         PP&L Resources                             632,018
          43,500         PECO Energy                                913,500
          57,600         PacifiCorp                               1,267,200
          46,600         Public Service
                           Enterprise Group                       1,165,000
         179,189         SBC Communications                      11,087,319
         131,700         Southern                                 2,880,937
          84,100         Sprint                                   4,425,762
          43,900         Texas Utilities                          1,511,806
          93,700         US West                                  3,531,318
         122,100        US West Media Group                      2,472,525
          42,200         UniCom                                    938,950
          20,000         Union Electric                            753,750
         174,200         WorldCom                                5,574,400
                                                                ____________
                                                               116,442,257
                                                                ____________
                        TOTAL COMMON STOCKS
                           (cost $1,036,038,886)             $1,330,589,226
                                                           ================
     Principal
       Amount           SHORT-TERM INVESTMENTS_5.0%
     __________
                         U.S. Treasury Bills:
    $  6,168,000        4.84%, 8/14/1997                     $   6,129,882
      31,291,000 (b)    4.98%, 8/21/1997                        31,066,330
      28,884,000        4.92%, 9/18/1997                        28,562,232
      4,805,000         5.03%, 9/25/1997                         4,747,052
                                                                ____________
                        TOTAL SHORT-TERM
                          INVESTMENTS
                          (cost $70,521,398)              $     70,505,496
                                                           ================
TOTAL INVESTMENTS
  (cost $1,106,560,284)....                100.1%           $1,401,094,722
                                          ========         ================
LIABILITIES, LESS CASH
  AND RECEIVABLES..........                  (.1%)            $  (2,021,221)
                                          ========         ================
NET ASSETS.................                100.0%          $1,399,073,501
                                          ========         ================


Notes to Statement of Investments:
    (a)  Non-income producing.
    (b) Partially held by the custodian in a segregated account as collateral for open financial future positions.
SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS STOCK INDEX FUND
STATEMENT OF FINANCIAL FUTURES                                                               JUNE 30, 1997 (UNAUDITED)
                                                                         Market Value                             Unrealized
                                                                           Covered                               Appreciation
Financial Futures Purchased                               Contracts      by Contracts        Expiration           at 6/30/97
______________                                            _____          _____________      ____________         ______________
Standard & Poor's 500........................                161         $71,665,125        September `97           $899,790
                                                                                                                    ==========
SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS STOCK INDEX FUND
STATEMENT OF ASSETS AND LIABILITIES                                JUNE 30, 1997 (UNAUDITED)
                                                                                                Cost                    Value
                                                                                            _____________         _____________
ASSETS:                          Investments in securities_See Statement of Investments    $1,106,560,284       $1,401,094,722
                                 Cash.......................................                                         1,067,994
                                 Dividends receivable.......................                                         1,520,046
                                 Prepaid expenses...........................                                             6,989
                                                                                                                  _____________
                                                                                                                 1,403,689,751
                                                                                                                  _____________
LIABILITIES:                     Due to The Dreyfus Corporation and affiliates                                         279,253
                                 Payable for shares of Common Stock redeemed                                         2,186,582
                                 Payable for investment securities purchased                                         1,425,570
                                 Payable for futures variation margin_Note 4(a)                                        534,185
                                 Accrued expenses...........................                                           190,660
                                                                                                                  _____________
                                                                                                                     4,616,250
                                                                                                                  _____________
NET ASSETS..................................................................                                    $1,399,073,501
                                                                                                               =================
REPRESENTED BY:                  Paid-in capital............................                                    $1,067,429,925
                                 Accumulated undistributed investment income_net                                       200,226
                                 Accumulated net realized gain (loss) on investments                                36,009,122
                                 Accumulated net unrealized appreciation (depreciation)
                                 on investments (including $899,790 net unrealized
                                  appreciation on financial futures)_Note 4(b)..............                       295,434,228
                                                                                                                  _____________
NET ASSETS..................................................................                                    $1,399,073,501
                                                                                                               =================
SHARES OUTSTANDING
(200 million shares of $.001 par value Common Stock authorized).............                                        57,734,964
NET ASSET VALUE, offering and redemption price per share....................                                            $24.23
                                                                                                                      ========

SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS STOCK INDEX FUND
STATEMENT OF OPERATIONS                                     SIX MONTHS ENDED JUNE 30, 1997 (UNAUDITED)
INVESTMENT INCOME
INCOME:                          Cash dividends (net of $74,244 foreign taxes
                                     withheld at source)....................                $    9,338,268
                                 Interest...................................                     1,795,602
                                                                                              _____________
                                       Total Income.........................                                     $  11,133,870
EXPENSES:                        Management fee_Note 3(a)...................                     1,301,869
                                 Registration fees..........................                       118,721
                                 Professional fees..........................                        72,425
                                 Directors' fees and expenses_Note 3(c).....                        19,386
                                 Prospectus and shareholders' reports.......                        17,821
                                 Shareholder servicing costs_Note 3(b)......                         7,681
                                 Loan commitment fees_Note 2................                         5,821
                                 Miscellaneous..............................                        15,927
                                                                                              _____________
                                       Total Expenses.......................                                         1,559,651
                                                                                                                  _____________
INVESTMENT INCOME_NET.......................................................                                         9,574,219
                                                                                                                  _____________
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS_Note 4:
                                 Net realized gain (loss) on investments....                $    2,821,756
                                 Net realized gain (loss) on financial futures                   9,123,600
                                                                                              _____________
                                     Net Realized Gain......................                                         11,945,356
                                 Net unrealized appreciation (depreciation) on investments
                                     (including $1,166,960 net unrealized appreciation
                                     on financial futures)                                                         181,309,458
                                                                                                                  _____________
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS......................                                       193,254,814
                                                                                                                  _____________
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........................                                      $202,829,033
                                                                                                                 ==============

SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS STOCK INDEX FUND
STATEMENT OF CHANGES IN NET ASSETS
                                                                                    Six Months Ended
                                                                                     June 30, 1997              Year Ended
                                                                                      (Unaudited)           December 31, 1996
                                                                                  _________________      ______________________
OPERATIONS:
  Investment income_net...................................................       $       9,574,219            $  11,787,770
  Net realized gain (loss) on investments.................................              11,945,356               31,884,780
  Net unrealized appreciation (depreciation) on investments...............             181,309,458               67,782,146
                                                                                  _________________      ______________________
      Net Increase (Decrease) in Net Assets Resulting from Operations.....             202,829,033              111,454,696
                                                                                  _________________      ______________________
DIVIDENDS TO SHAREHOLDERS FROM:
  Investment income_net...................................................              (9,470,686)             (11,705,971)
  Net realized gain on investments........................................                   _____              (12,675,130)
                                                                                  _________________      ______________________
      Total Dividends.....................................................              (9,470,686)             (24,381,101)
                                                                                  _________________      ______________________
CAPITAL STOCK TRANSACTIONS:
  Net proceeds from shares sold...........................................             471,299,853              520,828,128
  Dividends reinvested....................................................               9,470,686               24,381,101
  Cost of shares redeemed.................................................             (89,014,158)            (131,010,511)
                                                                                  _________________      _____________________
      Increase (Decrease) in Net Assets from Capital Stock Transactions...             391,756,381              414,198,718
                                                                                  _________________      _____________________
        Total Increase (Decrease) in Net Assets...........................             585,114,728              501,272,313
NET ASSETS:
  Beginning of Period.....................................................             813,958,773              312,686,460
                                                                                  _________________      _____________________
  End of Period..........................................................           $1,399,073,501          $   813,958,773
                                                                                  ================     =======================
Undistributed investment income_net.......................................            $    200,226              $    96,693
                                                                                  _________________      _____________________
                                                                                         Shares                    Shares
                                                                                  _________________      _____________________
CAPITAL SHARE TRANSACTIONS:
  Shares sold.............................................................              21,337,254               27,543,376
  Shares issued for dividends reinvested..................................                 420,856                1,269,483
  Shares redeemed.........................................................              (4,151,759)              (6,861,606)
                                                                                  _________________      _____________________
      Net Increase (Decrease) in Shares Outstanding.......................              17,606,351               21,951,253
                                                                                  ================     =======================

SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS STOCK INDEX FUND
FINANCIAL HIGHLIGHTS
    Contained below is per share operating performance data for a share of Common Stock outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from the Fund's financial statements.

                                                                                           Four Months
                                 Six Months Ended                                             Ended
                                  June 30, 1997             Year Ended December 31,        December 31,     Year Ended
                                                     __________________________________
PER SHARE DATA:                    (Unaudited)       1996     1995      1994       1993        1992       August 31, 1992
                                   _________       _______   _______   _______   _______     _______      ________________
    Net asset value,
      beginning of period            $20.28         $17.20   $12.94    $13.20     $15.32     $14.87           $14.20
                                   _________       _______   _______   _______   _______     _______        _________
    Investment Operations:
    Investment income_net               .18            .39      .33       .32        .37        .13              .37
    Net realized and unrealized
      gain (loss)
on investments.........                3.95           3.43    4.39       (.21)      1.04        .77              .68
                                   _________       _______   _______   _______   _______     _______        _________
    Total from
      Investment Operations            4.13           3.82     4.72       .11       1.41        .90             1.05
                                   _________       _______   _______   _______   _______     _______        _________
    Distributions:
    Dividends from investment
      income_net.......                (.18)          (.39)    (.33)     (.31)      (.34)      (.21)            (.38)
    Dividends in excess of
      investment income_net              __            __        __        __       (.03)        __               __
    Dividends from net realized
      gain on investments               __            (.35)    (.13)       __      (3.00)      (.24)              __
    Dividends in excess of net
      realized gain
on investments.........                 __              __       __      (.06)      (.16)        __               __
                                   _________       _______   _______   _______   _______     _______        _________
    Total Distributions                (.18)          (.74)    (.46)     (.37)     (3.53)      (.45)            (.38)
                                   _________       _______   _______   _______   _______     _______        _________
    Net asset value,
      end of period....              $24.23         $20.28   $17.20    $12.94     $13.20     $15.32           $14.87
                                  =========        =======   ======    ======     ======     ======          ========
TOTAL INVESTMENT RETURN              20.44%(1)      22.54%   36.78%      .88%      9.33%      6.05%(1)         7.49%
RATIOS/SUPPLEMENTAL DATA:
    Ratio of expenses to
      average net assets               .15%(1)        .30%     .39%      .40%       .40%       .13%(1)         .40%
    Ratio of net investment income
      to average net assets            .89%(1)       2.24%    2.38%     2.57%      2.38%       .85%(1)        2.63%
    Decrease reflected in above
      expense ratios due to
      undertakings by
      the Manager                        __........     __     .03%      .16%       .27%       .03%(1)          .13%
    Portfolio Turnover Rate            .80%(1)      10.92%   11.95%     2.82%     71.71%      6.94%(1)         7.66%
    Average commission
      rate paid (2)....              $.0325         $.0317       __        __         __         __               __
    Net Assets, end of period
      (000's Omitted)..         $ 1,399,074       $813,959 $312,686  $ 96,806    $61,319   $ 70,072          $74,446
(1)    Not annualized.
(2)    For the years beginning January 1, 1996, the Fund is required to disclose its average commission rate paid per share for
    purchases and sales of investment securities.
SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS STOCK INDEX FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
NOTE 1_SIGNIFICANT ACCOUNTING POLICIES:
    Dreyfus Stock Index Fund (the "Fund") is registered under the Investment Company Act of 1940 ("Act") as a non-diversified open-end management investment company, that is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies to be offered by the separate accounts of life insurance companies. The Fund's investment objective is to provide investment results that correspond to the price and yield performance of publicly traded common stocks as represented by the Standard and Poor's 500 Composite Stock Price Index. The Dreyfus Corporation ("Dreyfus") serves as the Fund's manager and Mellon Equity Associates ("Mellon Equity"), an affiliate of Dreyfus, serves as the Fund's index manager. Boston Safe Deposit and Trust Company, an affiliate of Dreyfus, is the Fund's custodian. Dreyfus is a direct subsidiary of Mellon Bank, N.A. Premier Mutual Fund Services, Inc. is the distributor of the Fund's shares, which are sold without a sales charge.
    The Fund's financial statements are prepared in accordance with generally accepted accounting principles which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
    (A) PORTFOLIO VALUATION: Investments in securities (including financial futures) are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. Bid price is used when no asked price is available. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.
    (B) SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, amortization of discount on investments, is recognized on the accrual basis.
    (C) DIVIDENDS TO SHAREHOLDERS: Dividends are recorded on the ex-dividend date. Dividends from investment income-net are declared and paid on a quarterly basis. Dividends from net realized capital gain are normally declared and paid annually, but the Fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. To the extent that net realized capital gain can be offset by capital loss carryovers, if any, it is the policy of the Fund not to distribute such gain.
    (D) FEDERAL INCOME TAXES: It is the policy of the Fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes.
NOTE 2_BANK LINE OF CREDIT:
    The Fund participates with other Dreyfus-managed funds in a $600 million redemption credit facility ("Facility") to be utilized for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the Fund has agreed to pay commitment fees on its pro rata portion of the Facility. Interest is charged to the Fund at rates based on prevailing market rates in effect at the time of borrowings. For the period ended June 30, 1997, the Fund did not borrow under the Facility.

DREYFUS STOCK INDEX FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
NOTE 3_MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES:
    (A) Pursuant to an Investment Advisory Agreement with Dreyfus, the investment advisory fee is computed at the annual rate of .245 of 1% of the value of the Fund's average daily net assets, and is payable monthly. Dreyfus has agreed to pay Mellon Equity, a monthly fee at the annual rate of .095 of 1% of the value of the Fund's average daily net assets. Dreyfus has undertaken from January 1, 1997 until June 30, 1997 and thereafter until such a time as they give shareholders at least 180 days notice to the contrary that if in any full fiscal year the Fund's aggregate expenses (exclusive of brokerage commissions, transaction fees, commitment fees and extraordinary expenses) exceed an annual rate of .40 of 1% of the value of the Fund's average daily net assets, the Fund may deduct from the payments to be made to Dreyfus, or Dreyfus will bear, such excess expense. There was no expense reimbursement for the period ended June 30, 1997.
    (B) Under the Shareholder Services Plan, the Fund reimburses Dreyfus Service Corporation, a wholly-owned subsidiary of Dreyfus, an amount not to exceed an annual rate of .25 of 1% of the value of the Fund's average daily net assets for certain allocated expenses with respect to servicing and/or maintaining shareholder accounts. During the period ended June 30, 1997, the Fund was charged an aggregate of $6,500 pursuant to the Shareholder Services Plan.
    The Fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the Fund.
    (C) Each director who is not an "affiliated person" as defined in the Act receives from the Fund an annual fee of $2,500 and an attendance fee of $500 per meeting. The Chairman of the Board receives an additional 25% of such compensation.
NOTE 4_SECURITIES TRANSACTIONS:
    (A) The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended June 30, 1997 amounted to $410,601,437 and $8,095,042, respectively.
    The Fund may invest in financial futures contracts in order to gain exposure to or protect against changes in the market. The Fund is exposed to market risk as a result of changes in the value of the underlying financial instruments (see the Statement of Financial Futures). Investments in financial futures require the Fund to "mark to market" on a daily basis, which reflects the change in the market value of the contract at the close of each day's trading. Typically, variation margin payments are received or made to reflect daily unrealized gains or losses. When the contracts are closed, the Fund recognizes a realized gain or loss. These investments require initial margin deposits with a custodian, which consist of cash or cash equivalents, up to approximately 10% of the contract amount. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Contracts open at June 30, 1997 and their related unrealized market appreciation are set forth in the Statement of Financial Futures.
    (B) At June 30, 1997, accumulated net unrealized appreciation on investments and financial futures was $295,434,228, consisting of $303,863,811 gross unrealized appreciation and $8,429,583 gross unrealized depreciation.
    At June 30, 1997, the cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).
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Registration Mark
DREYFUS STOCK INDEX FUND
200 Park Avenue
New York, NY 10166
MANAGER
The Dreyfus Corporation
200 Park Avenue
New York, NY 10166
INDEX FUND MANAGER
Mellon Equity Associates
500 Grant Street
Pittsburgh, PA 15258
CUSTODIAN
Boston Safe Deposit and Trust Company
One Boston Place
Boston, MA 02108
TRANSFER AGENT &
DIVIDEND DISBURSING AGENT
Dreyfus Transfer, Inc.
P.O. Box 9671
Providence, RI 02940





Printed in U.S.A.                            763SA976
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Registration Mark

Stock
Index Fund
Semi-Annual
Report
June 30, 1997